Related Parties	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Related Parties

Note 19 — Related Parties

Some of the officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities that become available.

The following table describes the net purchasing (sales) activity with entities identified as related parties to the Company:

	Year Ended December 31,
(In thousands)	2024	2023
Green Thumb Industries	$1	$—

The following table summarizes net related party payable as of December 31, 2024 and 2023:

	Year Ended December 31,
(In thousands)	2024	2023
Green Thumb Industries	$(10,487)	$—

On July 12, 2023, the Company issued an unsecured promissory note in favor of GIC, an entity that is owned and managed by the Company’s former Chairman and Chief Executive Officer.

On October 27, 2023, CP, an entity affiliated with and controlled by former Company’s Chairman and Chief Executive Officer, purchased the Exchange Note and the Convertible Note. In addition, the Company issued to CP a Junior Secured Note. Refer to Note 10 - Debt for further disclosure related to this Related Party Note including related transactions occurring during the years ended December 31, 2024 and 2023.

Green Thumb Convertible Note

On November 5, 2024, the Company issued the Green Thumb Note to Investor. For further discussion on the note, refer to Note 10.

In addition to the Note, the related party shared services agreement charges are included in the $10,487 balance.